Property, Plant, and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Property, Plant and Equipment
Property, plant, and equipment, net consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Land and building	$2,818	$—
Machinery and equipment	8,792	371
Software	596	—
Leasehold improvements	968	—
Construction in progress	1,828	60

Total Property, plant, and equipment	15,002	431
Less: Accumulated depreciation and amortization	(691)	(13)

Property, plant and equipment, net	$14,311	$418